Operating Leases - Schedule of Operating Lease Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
2026	¥ 1,274,602
2027	1,191,481
2028	602,087
Thereafter
Total lease payments	3,068,170
Less: imputed interest	(245,746)
Total lease liabilities	2,822,424
Less: current portion	(1,125,674)	$ (160,152)	¥ (1,914,109)
Non-current lease liabilities	¥ 1,696,750	$ 241,400	¥ 2,917,350